INTANGIBLE ASSETS, NET (Schedule of Amortization of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense	$ 973	$ 778	$ 824
2022	919
2023	444
2024	297
2025	287
2026	239
Intangible assets, net	$ 2,186	$ 2,979